UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Emerging Markets Core Fund

Parametric Emerging Markets Core Fund

May 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.0%

Security	Shares	Value
Brazil — 5.8%
AES Tiete SA, PFC Shares	500	$2,668
AMBEV SA ADR	6,900	39,675
Banco Bradesco SA, PFC Shares	4,440	39,310
Banco do Brasil SA	1,300	9,278
BB Seguridade Participacoes SA	700	7,327
BM&FBovespa SA	2,300	8,106
BR Malls Participacoes SA	700	3,339
BR Properties SA	1,000	3,311
BRF-Brasil Foods SA ADR	1,100	22,231
Centrais Eletricas Brasileiras SA ADR(1)	1,900	3,819
CETIP SA - Mercados Organizados	500	5,221
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	100	2,688
Cia de Concessoes Rodoviarias SA (CCR)	3,400	16,476
Cia de Saneamento Basico do Estado de Sao Paulo	900	5,240
Cia de Saneamento de Minas Gerais-COPASA	300	1,484
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	300	3,766
Cia Energetica de Minas Gerais SA, PFC Shares	3,030	13,484
Cia Energetica de Sao Paulo, Class B, PFC Shares	500	3,105
Cia Hering	1,000	4,049
Cia Paranaense de Energia-Copel ADR	400	4,116
Cia Siderurgica Nacional SA	1,200	2,320
Cielo SA	4,080	51,219
Cosan SA Industria e Comercio	400	3,159
CPFL Energia SA ADR	309	3,708
Cyrela Brazil Realty SA	1,900	6,482
EcoRodovias Infraestrutura e Logistica SA	700	1,593
EDP-Energias do Brasil SA	1,000	3,298
Embraer SA	1,600	11,981
Equatorial Energia SA	500	5,302
Estacio Participacoes SA	600	3,446
Fibria Celulose SA ADR	400	5,532
Gerdau SA, PFC Shares	1,300	3,537
Iochpe-Maxion SA	400	1,504
Itau Unibanco Holding SA, PFC Shares	3,630	39,111
Itausa-Investimentos Itau SA, PFC Shares	5,654	15,651
JBS SA	1,700	8,323
Klabin SA, PFC Shares	4,500	5,466
Kroton Educacional SA	3,088	11,077
Light SA	600	3,201
Localiza Rent a Car SA	400	4,011
Lojas Americanas SA, PFC Shares	1,125	5,713
Lojas Renner SA	200	6,719
M Dias Branco SA	100	2,702
Marcopolo SA, PFC Shares	2,100	1,859
Metalurgica Gerdau SA, PFC Shares	500	1,224
MRV Engenharia e Participacoes SA	1,300	3,101
Natura Cosmeticos SA	300	2,699
Oi SA ADR(1)	2,860	6,406
PDG Realty SA Empreendimentos e Participacoes (1)	4,600	534
Petroleo Brasileiro SA, PFC Shares	12,100	46,823
Qualicorp SA	500	2,982
Raia Drogasil SA	600	6,707

Security	Shares	Value
Randon Participacoes SA, PFC Shares	1,125	$1,236
Rumo Logistica Operadora Multimodal SA(1)	4,319	1,708
Souza Cruz SA	600	4,576
Telefonica Brasil SA ADR	200	2,814
Telefonica Brasil SA, PFC Shares	1,310	18,439
Tim Participacoes SA	4,200	12,417
Totvs SA	400	4,683
Tractebel Energia SA	300	3,187
Ultrapar Participacoes SA	500	10,771
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	3,800	6,082
Vale SA, PFC Shares	5,500	28,930
Weg SA	1,820	9,830

		$580,756

Chile — 3.5%
AES Gener SA	17,883	$10,938
Aguas Andinas SA, Series A	13,740	7,869
Antarchile SA, Series A	1,700	20,383
Banco de Chile ADR	245	16,883
Banco de Credito e Inversiones	223	10,315
Banco Santander Chile SA ADR	800	17,096
Cap SA	380	1,500
Cencosud SA	3,560	9,101
Cia Cervecerias Unidas SA ADR	200	4,456
Colbun SA	36,400	10,869
Corpbanca SA ADR	1,250	22,637
Embotelladora Andina SA, Series A ADR	300	4,689
Embotelladora Andina SA, Series B ADR	180	3,445
Empresa Nacional de Electricidad SA ADR	350	15,634
Empresa Nacional de Telecomunicaciones SA	560	6,660
Empresas CMPC SA	5,960	17,616
Empresas Copec SA	3,510	40,335
Enersis SA ADR	1,720	29,257
Latam Airlines Group SA ADR(1)	1,037	8,732
Parque Arauco SA	4,808	9,336
Quinenco SA	3,270	7,090
S.A.C.I. Falabella	5,230	39,276
Sigdo Koppers SA	4,680	7,277
Sociedad Quimica y Minera de Chile SA, Series B ADR	540	10,546
Sonda SA	4,030	9,300
Vina Concha y Toro SA ADR	200	8,390

		$349,630

China — 12.2%
AAC Technologies Holdings, Inc.	1,000	$5,582
Agricultural Bank of China, Ltd., Class H	22,000	11,913
Air China, Ltd., Class H	8,000	9,761
Aluminum Corp. of China, Ltd., Class H(1)	14,000	8,438
Anhui Conch Cement Co., Ltd., Class H	2,000	8,351
Baidu, Inc. ADR(1)	200	39,480
Bank of China, Ltd., Class H	19,000	12,562
Bank of Communications, Ltd., Class H	7,000	6,645
BBMG Corp., Class H	7,000	7,772
Beijing Enterprises Holdings, Ltd.	500	4,404
Belle International Holdings, Ltd.	8,000	10,202
Brilliance China Automotive Holdings, Ltd.	12,000	18,711
BYD Co., Ltd., Class H	1,000	7,029
China Bluechemical, Ltd., Class H	8,000	3,544
China Cinda Asset Management, Co., Ltd., Class H(1)	11,000	6,917
China CITIC Bank Corp., Ltd., Class H	9,000	7,587
China Coal Energy Co., Ltd., Class H	8,000	4,877
China Communications Construction Co., Ltd., Class H	7,000	11,997
China Communications Services Corp., Ltd., Class H	8,000	4,398

Security	Shares	Value
China Construction Bank Corp., Class H	23,000	$22,904
China COSCO Holdings Co., Ltd., Class H(1)	11,500	8,598
China Everbright International, Ltd.	6,000	11,417
China Gas Holdings, Ltd.	10,000	17,272
China Life Insurance Co., Ltd., Class H	2,000	9,589
China Longyuan Power Group Corp., Ltd., Class H	5,000	6,136
China Medical System Holdings, Ltd.	4,000	6,635
China Mengniu Dairy Co., Ltd.	4,000	22,771
China Merchants Bank Co., Ltd., Class H	4,000	12,087
China Merchants Holdings (International) Co., Ltd.	2,000	8,779
China Minsheng Banking Corp., Ltd., Class H	6,000	8,235
China Mobile, Ltd.	10,500	138,561
China National Building Material Co., Ltd., Class H	6,000	6,379
China Oilfield Services, Ltd., Class H	2,000	3,687
China Overseas Land & Investment, Ltd.	2,000	7,190
China Pacific Insurance (Group) Co., Ltd., Class H	1,800	9,236
China Petroleum & Chemical Corp., Class H	50,000	43,866
China Railway Construction Corp., Ltd., Class H	4,500	8,281
China Railway Group, Ltd., Class H	9,000	11,594
China Resources Enterprise, Ltd.	2,000	5,959
China Resources Gas Group, Ltd.	2,000	6,177
China Resources Land, Ltd.	2,444	7,752
China Resources Power Holdings Co., Ltd.	4,000	11,112
China Shenhua Energy Co., Ltd., Class H	4,500	11,014
China State Construction International Holdings, Ltd.	4,000	7,032
China Telecom Corp., Ltd., Class H	26,000	17,612
China Unicom (Hong Kong), Ltd.	8,000	13,581
China Vanke Co., Ltd., Class H(1)	2,600	6,830
Chongqing Changan Automobile Co., Ltd., Class B	3,500	9,309
CITIC, Ltd.	4,000	7,705
CNOOC, Ltd.	25,000	38,917
Cosco Pacific, Ltd.	4,000	5,718
Ctrip.com International, Ltd. ADR(1)	200	15,974
Datang International Power Generation Co., Ltd., Class H	10,000	5,856
Dongfeng Motor Group Co., Ltd., Class H	6,000	9,756
Evergrande Real Estate Group, Ltd.	12,000	7,784
GCL-Poly Energy Holdings, Ltd.(1)	18,000	4,797
Geely Automobile Holdings, Ltd.	10,000	5,142
Great Wall Motor Co., Ltd., Class H	2,000	12,800
Guangdong Investment, Ltd.	6,000	8,362
Guangzhou Automobile Group Co., Ltd., Class H	6,000	6,132
Haier Electronics Group Co., Ltd.	3,000	9,050
Hengan International Group Co., Ltd.	1,500	17,206
Huaneng Power International, Inc., Class H	6,000	7,977
Industrial & Commercial Bank of China, Ltd., Class H	23,000	19,917
Inner Mongolia Yitai Coal Co., Ltd., Class B	2,500	4,319
Jiangsu Expressway Co., Ltd., Class H	4,000	5,537
Jiangxi Copper Co., Ltd., Class H	2,000	3,949
Kingboard Chemical Holdings, Ltd.	2,500	4,874
Kunlun Energy Co., Ltd.	4,000	4,331
Lee & Man Paper Manufacturing, Ltd.	8,000	5,379
Lenovo Group, Ltd.	6,000	9,535
Mindray Medical International, Ltd. ADR	200	5,394
NetEase.com, Inc. ADR	100	14,141
New Oriental Education & Technology Group, Inc. ADR(1)	290	6,911
Nine Dragons Paper Holdings, Ltd.	7,000	6,440
PetroChina Co., Ltd., Class H	40,000	47,139
PICC Property & Casualty Co., Ltd., Class H	4,000	9,128
Ping An Insurance (Group) Co. of China, Ltd., Class H	500	7,326
Semiconductor Manufacturing International Corp.(1)	60,000	6,913
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	4,000	3,525
Shanghai Industrial Holdings, Ltd.	2,000	7,679

Security	Shares	Value
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	2,600	$8,675
Shimao Property Holdings, Ltd.	2,000	4,264
Sihuan Pharmaceutical Holdings Group, Ltd.(2)	14,000	6,370
SINA Corp.(1)	100	4,073
Sino Biopharmaceutical, Ltd.	8,000	9,444
Sino-Ocean Land Holdings, Ltd.	8,500	6,111
Sinopec Shanghai Petrochemical Co., Ltd., Class H	21,000	10,262
Sinopharm Group Co., Ltd., Class H	5,200	24,724
Sohu.com, Inc.(1)	100	6,368
Sun Art Retail Group, Ltd.	4,500	4,003
Tencent Holdings, Ltd.	3,600	71,979
Tingyi (Cayman Islands) Holding Corp.	4,000	8,490
Tsingtao Brewery Co., Ltd., Class H	1,000	6,381
Want Want China Holdings, Ltd.	12,000	13,526
Weichai Power Co., Ltd., Class H	1,000	3,710
WuXi PharmaTech (Cayman), Inc. ADR(1)	200	8,604
Xinyi Glass Holdings, Ltd.	6,000	3,607
Yangzijiang Shipbuilding Holdings, Ltd.	7,000	7,497
Yanzhou Coal Mining Co., Ltd., Class H	4,000	3,542
Zhejiang Expressway Co., Ltd., Class H	6,000	9,296
Zijin Mining Group Co., Ltd., Class H	20,000	8,987

		$1,215,291

Colombia — 1.5%
Almacenes Exito SA	1,060	$9,440
Banco de Bogota SA	340	8,369
Bancolombia SA ADR, PFC Shares	340	13,848
Cementos Argos SA	1,910	6,943
Corporacion Financiera Colombiana SA	509	7,344
Ecopetrol SA ADR	1,360	19,720
Empresa de Energia de Bogota SA	12,100	8,032
Grupo Argos SA	2,148	13,799
Grupo Aval Acciones y Valores SA	15,110	7,522
Grupo Aval Acciones y Valores SA, PFC Shares	14,800	7,485
Grupo de Inversiones Suramericana SA	540	7,216
Grupo Nutresa SA	2,220	19,735
Interconexion Electrica SA	2,300	7,443
ISAGEN SA ESP	6,400	7,548

		$144,444

Czech Republic — 1.4%
CEZ AS	2,400	$59,734
Komercni Banka AS	300	64,384
Pegas Nonwovens SA	400	12,808
Unipetrol AS(1)	1,100	7,180

		$144,106

Greece — 1.5%
Alpha Bank AE(1)	16,107	$5,868
Athens Water Supply & Sewage Co. SA (The)	750	4,971
Costamare, Inc.	500	9,800
Diana Shipping, Inc.(1)	830	5,328
DryShips, Inc.(1)	2,000	1,465
Ellaktor SA(1)	2,996	5,564
GasLog, Ltd.	200	4,140
Hellenic Exchanges - Athens Stock Exchange SA Holding(1)	1,170	6,725
Hellenic Petroleum SA	1,050	5,567
Hellenic Telecommunications Organization SA(1)	2,050	18,142
JUMBO SA	1,243	11,741
Motor Oil (Hellas) Corinth Refineries SA	972	8,789
Mytilineos Holdings SA(1)	1,510	9,790
National Bank of Greece SA(1)	2,716	3,460
OPAP SA	1,233	11,985
Piraeus Bank SA(1)	5,745	3,174

Security	Shares	Value
Public Power Corp. SA(1)	2,630	$13,112
Titan Cement Co. SA	605	13,884
Tsakos Energy Navigation, Ltd.	1,100	10,516

		$154,021

Hungary — 1.7%
Magyar Telekom Rt.(1)	13,800	$20,402
MOL Hungarian Oil & Gas Rt.	700	36,588
OTP Bank Rt.	2,900	58,654
Richter Gedeon Nyrt.	3,000	49,031

		$164,675

India — 1.3%
Infosys, Ltd. ADR	1,960	$62,465
Mahindra & Mahindra, Ltd. GDR	770	15,398
Reliance Industries, Ltd. GDR(3)	1,270	35,372
State Bank of India GDR(4)	340	15,024

		$128,259

Indonesia — 3.8%
Adaro Energy Tbk PT	89,500	$5,807
AKR Corporindo Tbk PT	14,000	5,790
Aneka Tambang Persero Tbk PT(1)	40,500	2,323
Astra International Tbk PT	51,000	28,113
Bank Central Asia Tbk PT	41,000	43,757
Bank Danamon Indonesia Tbk PT	14,000	4,675
Bank Mandiri Tbk PT	23,500	19,138
Bank Negara Indonesia Persero Tbk PT	22,000	11,410
Bank Rakyat Indonesia Tbk PT	27,000	24,009
Bumi Resources Tbk PT(1)	116,500	686
Bumi Serpong Damai Tbk PT	38,500	5,531
Charoen Pokphand Indonesia Tbk PT	23,500	5,572
Global Mediacom Tbk PT	29,500	2,873
Gudang Garam Tbk PT	1,500	5,337
Indo Tambangraya Megah Tbk PT	2,000	2,036
Indocement Tunggal Prakarsa Tbk PT	7,000	11,836
Indofood CBP Sukses Makmur Tbk PT	5,500	5,857
Indofood Sukses Makmur Tbk PT	14,500	7,996
Jasa Marga (Persero) Tbk PT	10,000	4,888
Kalbe Farma Tbk PT	108,300	15,053
Lippo Karawaci Tbk PT	62,500	6,137
Medco Energi Internasional Tbk PT	21,000	4,205
Media Nusantara Citra Tbk PT	19,000	2,956
MNC Investama Tbk PT	214,500	3,373
Pembangunan Perumahan Persero Tbk PT	50,500	15,310
Perusahaan Gas Negara Tbk PT	39,500	12,807
Semen Gresik (Persero) Tbk PT	15,500	15,746
Summarecon Agung Tbk PT	62,500	9,315
Surya Semesta Internusa Tbk PT	78,000	6,416
Tambang Batubara Bukit Asam Tbk PT	5,000	3,706
Telekomunikasi Indonesia Tbk PT	168,500	36,284
Tower Bersama Infrastructure Tbk PT	10,000	7,124
Trada Maritime Tbk PT(1)	37,000	154
Unilever Indonesia Tbk PT	3,500	11,442
United Tractors Tbk PT	9,000	13,798
Vale Indonesia Tbk PT	22,500	5,297
Wijaya Karya Persero Tbk PT	30,000	7,107
XL Axiata Tbk PT	13,500	4,372

		$378,236

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	3,780	$8,856
Gulf Bank(1)	16,537	14,990
Kuwait Finance House KSCP	8,701	18,618

Security	Shares	Value
Kuwait Food Co. (Americana) SAK	2,500	$21,767
Mabanee Co. SAK	6,037	18,901
Mobile Telecommunications Co.	8,000	11,471
National Bank of Kuwait SAK	11,025	29,776
National Industries Group Holding SAK	23,100	13,241
Qurain Petrochemical Industries Co. KSC	25,000	16,334

		$153,954

Malaysia — 3.2%
AMMB Holdings Bhd	2,300	$3,946
Astro Malaysia Holdings Bhd	5,400	4,591
Axiata Group Bhd	6,900	12,375
Batu Kawan Bhd	1,500	7,405
Berjaya Sports Toto Bhd	3,888	3,498
British American Tobacco Malaysia Bhd	400	6,761
Bumi Armada Bhd(1)	10,650	3,685
CIMB Group Holdings Bhd	4,700	7,263
Dialog Group Bhd	17,336	7,745
Digi.com Bhd	5,200	7,954
Felda Global Ventures Holdings Bhd	3,700	1,985
Gamuda Bhd	8,000	10,887
Genting Bhd	3,800	8,823
HAP Seng Consolidated Bhd	7,000	9,391
Hong Leong Bank Bhd	1,100	4,093
Hong Leong Financial Group Bhd	1,100	4,631
IHH Healthcare Bhd	3,800	6,040
IJM Corp. Bhd	5,100	9,782
IOI Corp. Bhd	5,000	5,439
IOI Properties Group Bhd	2,499	1,334
KLCCP Stapled Group	2,500	4,804
Kuala Lumpur Kepong Bhd	800	4,522
Lafarge Malaysia Bhd	2,700	6,993
Magnum Bhd	4,900	3,606
Malayan Banking Bhd	5,000	12,306
Malaysia Marine and Heavy Engineering Holdings Bhd	4,200	1,396
Maxis Bhd	3,300	6,194
MISC Bhd	3,100	7,005
Parkson Holdings Bhd(1)	4,954	2,740
Petronas Chemicals Group Bhd	14,000	23,869
Petronas Dagangan Bhd	1,400	7,602
Petronas Gas Bhd	800	4,777
PPB Group Bhd	1,100	4,577
Public Bank Bhd	2,700	13,620
Resorts World Bhd	5,200	6,023
RHB Capital Bhd	2,000	4,200
Sapurakencana Petroleum Bhd	14,300	10,246
Sime Darby Bhd	10,100	22,910
Telekom Malaysia Bhd	3,200	6,346
Tenaga Nasional Bhd	4,200	15,292
Top Glove Corp. Bhd	2,600	3,845
UEM Sunrise Bhd	6,200	1,739
UMW Holdings Bhd	1,300	3,794
YTL Corp. Bhd	10,500	4,552
YTL Power International Bhd	9,555	4,115

		$314,701

Mexico — 6.8%
Alfa SAB de CV, Series A	21,217	$41,652
America Movil SAB de CV ADR, Series L	5,900	123,900
Arca Continental SAB de CV	2,500	15,142
Bolsa Mexicana de Valores SAB de CV	3,200	5,702
Cemex SAB de CV ADR(1)	5,570	51,801

Security	Shares	Value
Coca Cola Femsa SAB de CV ADR	140	$11,907
El Puerto de Liverpool SAB de CV	1,270	14,262
Empresas ICA SAB de CV(1)	4,500	3,796
Fibra Uno Administracion SA de CV	5,700	14,518
Fomento Economico Mexicano SAB de CV ADR	500	44,450
Gentera SAB de CV	4,100	7,042
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,000	21,370
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,290	18,586
Grupo Bimbo SAB de CV, Series A(1)	6,800	18,494
Grupo Carso SAB de CV, Series A1	2,700	11,400
Grupo Elektra SAB de CV	260	6,518
Grupo Financiero Banorte SAB de CV, Class O	9,200	51,912
Grupo Financiero Inbursa SAB de CV, Class O	10,400	23,773
Grupo Financiero Santander Mexico SAB de CV	8,000	15,097
Grupo Mexico SAB de CV, Series B	10,400	32,249
Grupo Televisa SAB ADR(1)	1,000	37,850
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	4,800	10,567
Industrias Penoles SAB de CV	590	10,438
Kimberly-Clark de Mexico SAB de CV, Class A	5,100	11,542
Mexichem SAB de CV	4,100	12,437
Minera Frisco SAB de CV(1)	3,600	2,885
Promotora y Operadora de Infraestructura SAB de CV(1)	1,500	16,508
Wal-Mart de Mexico SAB de CV, Series V	18,600	46,020

		$681,818

Peru — 1.6%
Alicorp SAA	9,000	$16,281
Cia de Minas Buenaventura SA ADR	1,000	11,200
Credicorp, Ltd.	370	52,222
Ferreycorp SAA	13,414	6,077
Grana y Montero SAA	5,300	8,395
Intercorp Financial Services, Inc.	240	7,030
Luz del Sur SAA	2,800	9,758
Minsur SA	11,260	4,281
Southern Copper Corp.	1,075	32,271
Union Andina de Cementos SAA	6,000	4,562
Volcan Cia Minera SAA, Class B	17,440	3,867

		$155,944

Philippines — 3.5%
Aboitiz Equity Ventures, Inc.	8,900	$11,167
Aboitiz Power Corp.	16,600	15,990
Alliance Global Group, Inc.	16,900	8,683
Ayala Corp.	710	12,569
Ayala Land, Inc.	16,000	14,349
Bank of the Philippine Islands	4,747	10,423
BDO Unibank, Inc.	5,410	13,088
Bloomberry Resorts Corp.	36,500	7,928
D&L Industries, Inc.	29,200	12,690
Emperador, Inc.	20,800	4,661
Energy Development Corp.	66,300	11,741
First Gen Corp.	8,400	5,071
Globe Telecom, Inc.	260	14,847
GT Capital Holdings, Inc.	230	7,191
International Container Terminal Services, Inc.	4,940	11,844
Jollibee Foods Corp.	3,780	17,026
LT Group, Inc.(1)	17,100	5,353
Manila Electric Co.	2,270	14,314
Manila Water Co.	7,700	4,058
Megaworld Corp.	42,400	4,504
Melco Crown Philippines Resorts Corp.(1)	23,000	4,194
Metropolitan Bank & Trust Co.	5,781	11,595
Petron Corp.	33,700	7,522

Security	Shares	Value
Philippine Long Distance Telephone Co.	600	$37,412
Puregold Price Club, Inc.	10,600	9,025
Robinsons Retail Holdings, Inc.	4,660	7,838
Semirara Mining & Power Co.	5,250	18,116
SM Investments Corp.	800	15,780
SM Prime Holdings, Inc.	24,800	10,697
Travellers International Hotel Group, Inc.(1)	27,500	3,693
Universal Robina Corp.	4,780	20,415

		$353,784

Poland — 3.2%
Asseco Poland SA	1,570	$25,169
Bank Handlowy w Warszawie SA	220	6,394
Bank Millennium SA(1)	3,150	6,002
Bank Pekao SA	530	26,506
Bank Zachodni WBK SA(1)	55	4,995
CCC SA	180	8,831
Cyfrowy Polsat SA	1,700	11,366
Eurocash SA	1,060	10,543
Getin Noble Bank SA(1)	6,750	2,850
Grupa Azoty SA	200	4,073
Jastrzebska Spolka Weglowa SA(1)	190	755
KGHM Polska Miedz SA	490	15,067
LPP SA	10	20,637
Lubelski Wegiel Bogdanka SA	140	3,146
mBank SA(1)	70	8,501
Orange Polska SA	6,660	18,472
PGE SA	5,970	32,748
Polski Koncern Naftowy Orlen SA	1,100	20,747
Polskie Gornictwo Naftowe i Gazownictwo SA	5,950	10,087
Powszechna Kasa Oszczednosci Bank Polski SA	3,370	29,390
Powszechny Zaklad Ubezpieczen SA	230	27,518
Synthos SA	3,160	4,016
Tauron Polska Energia SA	10,610	13,487
TVN SA(1)	1,285	6,099

		$317,399

Qatar — 1.7%
Doha Bank QSC	1,370	$20,046
Industries Qatar	490	17,952
Masraf Al Rayan QSC	2,100	25,479
Ooredoo QSC	560	13,513
Qatar Electricity & Water Co. QSC	528	30,779
Qatar Gas Transport Co., Ltd.	4,990	30,395
Qatar Islamic Bank	1,120	32,618

		$170,782

Russia — 8.0%
AK Transneft OAO, PFC Shares	7	$16,461
Globaltrans Investment PLC GDR(1)	780	4,472
LUKOIL OAO ADR	1,750	84,001
Magnit PJSC	430	87,012
Mail.ru Group, Ltd. GDR(1)(4)	660	15,113
MegaFon PJSC GDR(4)	1,200	18,408
MMC Norilsk Nickel PJSC ADR	1,990	35,061
Mobile TeleSystems OJSC	12,250	57,233
NovaTek OAO GDR(4)	240	24,249
Novolipetsk Steel GDR(4)	440	6,211
OAO Gazprom ADR	21,051	113,040
PIK Group GDR(4)	3,900	13,804
Polymetal International PLC	500	4,255
Polyus Gold International, Ltd.	5,920	16,733
Rosneft Oil Co. GDR(4)	2,470	11,309
RusHydro JSC ADR	13,220	14,890

Security	Shares	Value
Sberbank of Russia ADR	16,190	$91,631
Severstal PAO GDR(4)	615	7,442
Sistema JSFC	20,540	6,603
Surgutneftegas OAO ADR	3,570	21,692
Surgutneftegas OAO, PFC Shares	19,130	14,039
Tatneft ADR	870	29,151
VimpelCom, Ltd. ADR	1,300	8,073
VTB Bank OJSC GDR(4)	13,880	41,290
X5 Retail Group NV GDR(1)(4)	770	15,042
Yandex NV, Class A(1)	2,000	36,060

		$793,275

South Africa — 7.0%
AECI, Ltd.	410	$4,103
African Rainbow Minerals, Ltd.	280	2,259
Anglo American Platinum, Ltd.(1)	150	3,568
AngloGold Ashanti, Ltd.(1)	920	8,850
Aspen Pharmacare Holdings, Ltd.	560	16,853
Assore, Ltd.	120	1,101
AVI, Ltd.	840	5,596
Barclays Africa Group, Ltd.	710	10,276
Barloworld, Ltd.	1,160	9,392
Bidvest Group, Ltd. (The)	1,270	31,485
Capital Property Fund(1)	4,670	5,349
Coronation Fund Managers, Ltd.	730	5,320
DataTec, Ltd.	1,300	7,124
Discovery Holdings, Ltd.	820	8,228
Exxaro Resources, Ltd.	370	2,558
FirstRand, Ltd.	4,690	20,096
Foschini Group, Ltd. (The)	460	6,165
Gold Fields, Ltd.	1,860	6,404
Grindrod, Ltd.	2,010	2,630
Growthpoint Properties, Ltd.	2,780	5,906
Hosken Consolidated Investments, Ltd.	500	6,636
Impala Platinum Holdings, Ltd.(1)	1,260	6,363
Imperial Holdings, Ltd.	400	5,994
Investec, Ltd.	760	6,881
Kumba Iron Ore, Ltd.	150	1,914
Life Healthcare Group Holdings, Ltd.	2,100	6,311
Massmart Holdings, Ltd.	280	3,483
Mediclinic International, Ltd.	680	5,982
MMI Holdings, Ltd.	2,370	5,977
Mondi, Ltd.	330	7,476
Montauk Holdings, Ltd.(1)	600	209
Mr. Price Group, Ltd.	420	8,350
MTN Group, Ltd.	6,420	113,745
Murray & Roberts Holdings, Ltd.	2,770	2,979
Nampak, Ltd.	1,560	4,596
Naspers, Ltd., Class N	780	114,465
Nedbank Group, Ltd.	390	7,741
Netcare, Ltd.	2,470	7,915
PPC, Ltd.	1,620	2,707
Redefine Properties, Ltd.	6,150	5,419
Remgro, Ltd.	860	17,590
Reunert, Ltd.	1,110	6,171
RMB Holdings, Ltd.	1,540	8,300
RMI Holdings	1,790	6,392
Sanlam, Ltd.	3,380	19,032
Sasol, Ltd.	1,120	39,616
Shoprite Holdings, Ltd.	690	9,154
Spar Group, Ltd.	390	5,979
Standard Bank Group, Ltd.	2,250	29,288
Steinhoff International Holdings, Ltd.	3,060	18,963

Security	Shares	Value
Tiger Brands, Ltd.	360	$8,318
Trencor, Ltd.	730	3,904
Truworths International, Ltd.	910	6,502
Vodacom Group (Pty), Ltd.	1,240	13,652
Wilson Bayly Holmes-Ovcon, Ltd.	480	4,555
Woolworths Holdings, Ltd.	1,220	9,597

		$695,419

South Korea — 7.2%
AMOREPACIFIC Corp.	100	$36,327
BNK Financial Group, Inc.	440	6,224
E-Mart Co., Ltd.	50	11,086
GS Holdings Corp.	190	8,467
Hana Financial Group, Inc.	470	12,550
Hanwha Chemical Corp.	360	6,152
Hanwha Corp.	150	5,826
Hyosung Corp.	80	8,269
Hyundai Engineering & Construction Co., Ltd.	120	4,766
Hyundai Glovis Co., Ltd.	60	13,520
Hyundai Heavy Industries Co., Ltd.(1)	50	5,832
Hyundai Mobis Co., Ltd.	70	14,098
Hyundai Motor Co.	170	24,160
Hyundai Steel Co.	120	8,061
Industrial Bank of Korea	490	6,410
KB Financial Group, Inc.	600	21,721
Kia Motors Corp.	300	12,875
Korea Electric Power Corp.	630	26,173
Korea Investment Holdings Co., Ltd.	130	7,752
Korea Zinc Co., Ltd.	30	13,539
KT Corp.(1)	360	9,421
KT&G Corp.	180	15,630
Kwangju Bank(1)	45	335
Kyongnam Bank(1)	69	615
LG Chem, Ltd.	90	20,160
LG Corp.	160	8,973
LG Display Co., Ltd.	330	8,699
LG Electronics, Inc.	200	9,965
LG Household & Health Care, Ltd.	20	14,553
Lotte Chemical Corp.	30	6,351
Lotte Shopping Co., Ltd.	30	6,838
Macquarie Korea Infrastructure Fund	930	6,590
Naver Corp.	30	16,443
OCI Co., Ltd.	40	3,392
POSCO	145	31,926
S-Oil Corp.	90	5,338
Samsung C&T Corp.	170	9,651
Samsung Electro-Mechanics Co., Ltd.	100	4,967
Samsung Electronics Co., Ltd.	105	123,519
Samsung Fire & Marine Insurance Co., Ltd.	60	16,457
Samsung Heavy Industries Co., Ltd.	230	3,697
Samsung Life Insurance Co., Ltd.	230	23,232
Samsung SDI Co., Ltd.	94	10,343
Samsung Securities Co., Ltd.	150	7,862
Shinhan Financial Group Co., Ltd.	710	26,578
SK Holdings Co., Ltd.	40	6,446
SK Hynix, Inc.	550	25,274
SK Innovation Co., Ltd.(1)	100	10,100
SK Telecom Co., Ltd.	100	22,106
Woori Bank	595	5,619

		$714,888

Security	Shares	Value
Taiwan — 8.2%
Advanced Semiconductor Engineering, Inc.	12,000	$17,114
Asia Cement Corp.	7,140	9,039
Asustek Computer, Inc.	1,000	9,830
AU Optronics Corp.	25,000	13,618
Catcher Technology Co., Ltd.	2,000	23,347
Cathay Financial Holding Co., Ltd.	11,210	19,982
Chailease Holding Co., Ltd.	2,200	5,552
Chang Hwa Commercial Bank, Ltd.	9,180	5,359
Cheng Shin Rubber Industry Co., Ltd.	6,000	13,872
China Development Financial Holding Corp.	23,000	9,183
China Life Insurance Co., Ltd.	6,270	7,008
China Steel Corp.	24,480	20,247
Chunghwa Telecom Co., Ltd.	10,000	31,632
Compal Electronics, Inc.	13,000	10,713
CTBC Financial Holding Co., Ltd.	20,739	15,722
Delta Electronics, Inc.	3,000	17,107
E.Sun Financial Holding Co., Ltd.	10,694	7,267
Far Eastern New Century Corp.	9,180	10,107
Far EasTone Telecommunications Co., Ltd.	6,000	14,245
First Financial Holding Co., Ltd.	11,770	7,234
Formosa Chemicals & Fibre Corp.	7,000	17,114
Formosa Petrochemical Corp.	4,000	9,792
Formosa Plastics Corp.	9,000	22,068
Fubon Financial Holding Co., Ltd.	10,000	20,507
Giant Manufacturing Co., Ltd.	2,000	17,012
Hon Hai Precision Industry Co., Ltd.	14,560	46,928
Hotai Motor Co., Ltd.	1,000	16,090
HTC Corp.(1)	2,000	6,693
Hua Nan Financial Holdings Co., Ltd.	11,330	6,802
Innolux Corp.	22,577	13,893
Inventec Corp.	10,000	7,148
Kenda Rubber Industrial Co., Ltd.	3,210	5,593
Lite-On Technology Corp.	6,030	7,719
MediaTek, Inc.	2,000	26,907
Mega Financial Holding Co., Ltd.	11,875	10,618
Merida Industry Co., Ltd.	2,100	15,128
Nan Ya Plastics Corp.	11,000	25,974
Pou Chen Corp.	11,000	15,747
President Chain Store Corp.	2,000	14,429
Quanta Computer, Inc.	6,000	15,179
Ruentex Industries, Ltd.	2,190	5,119
Shin Kong Financial Holding Co., Ltd.	15,813	5,129
Siliconware Precision Industries Co., Ltd.	8,000	13,159
SinoPac Financial Holdings Co., Ltd.	14,809	6,817
Taishin Financial Holding Co., Ltd.	13,830	5,983
Taiwan Cement Corp.	8,000	10,859
Taiwan Cooperative Financial Holding Co., Ltd.	11,808	6,281
Taiwan Fertilizer Co., Ltd.	2,000	3,471
Taiwan Mobile Co., Ltd.	5,000	17,589
Taiwan Semiconductor Manufacturing Co., Ltd.	22,000	104,655
Uni-President Enterprises Corp.	13,780	24,508
United Microelectronics Corp.	26,000	11,755
Yuanta Financial Holding Co., Ltd.	15,375	8,991
Yulon Motor Co., Ltd.	6,000	8,058

		$821,893

Thailand — 3.5%
Advanced Info Service PCL(5)	4,200	$29,146
Airports of Thailand PCL(5)	1,700	15,020
Bangkok Bank PCL(5)	1,500	8,099
Bangkok Dusit Medical Services PCL(5)	17,000	9,737
Bank of Ayudhya PCL NVDR	8,000	8,539

Security	Shares	Value
BEC World PCL(5)	4,700	$5,230
Berli Jucker PCL(5)	4,800	5,051
Big C Supercenter PCL NVDR	1,000	5,958
BTS Group Holdings PCL(5)	25,200	7,177
Central Pattana PCL(5)	5,500	7,052
Charoen Pokphand Foods PCL(5)	13,800	10,052
CP ALL PCL(5)	16,300	22,146
Delta Electronics (Thailand) PCL(5)	4,800	12,170
Glow Energy PCL(5)	2,000	5,307
Hana Microelectronics PCL(5)	8,200	9,976
Home Product Center PCL(5)	25,601	5,093
Indorama Ventures PCL(5)	9,600	7,260
Intouch Holdings PCL(5)	5,300	12,197
IRPC PCL(5)	63,400	7,790
Kasikornbank PCL(5)	1,300	7,517
Krung Thai Bank PCL(5)	13,500	7,249
Minor International PCL(5)	10,010	9,052
PTT Exploration & Production PCL(5)	4,320	13,861
PTT Global Chemical PCL(5)	4,720	9,181
PTT PCL(5)	2,600	26,798
Siam Cement PCL(5)	900	14,053
Siam Commercial Bank PCL(5)	1,780	8,372
Sino Thai Engineering & Construction PCL(5)	8,600	5,890
Thai Beverage PCL(5)	40,000	22,211
Thai Oil PCL(5)	2,500	3,971
TMB Bank PCL(5)	91,700	6,910
Total Access Communication PCL NVDR	2,800	7,313
True Corp. PCL(1)(5)	46,398	15,807

		$351,185

Turkey — 3.2%
Akbank TAS	5,450	$16,225
Anadolu Efes Biracilik ve Malt Sanayii AS(1)	1,210	11,203
Arcelik AS	1,350	7,320
Aygaz AS	750	2,830
BIM Birlesik Magazalar AS	1,200	22,015
Coca-Cola Icecek AS	510	8,634
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,690	10,878
Enka Insaat ve Sanayi AS	2,175	4,228
Eregli Demir ve Celik Fabrikalari TAS	17,580	28,244
Ford Otomotiv Sanayi AS	350	4,685
Haci Omer Sabanci Holding AS	4,000	15,016
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	14,403	8,758
KOC Holding AS	2,420	10,812
Koza Altin Isletmeleri AS	500	5,029
Petkim Petrokimya Holding AS	4,650	6,476
TAV Havalimanlari Holding AS	1,100	9,134
Tekfen Holding AS(1)	2,900	5,106
Tofas Turk Otomobil Fabrikasi AS	750	5,081
Tupras-Turkiye Petrol Rafinerileri AS(1)	1,240	31,012
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	2,870	9,726
Turk Sise ve Cam Fabrikalari AS	3,041	4,066
Turk Telekomunikasyon AS	3,050	7,958
Turk Traktor ve Ziraat Makineleri AS	180	5,033
Turkcell Iletisim Hizmetleri AS	5,230	22,795
Turkiye Garanti Bankasi AS	6,150	19,456
Turkiye Halk Bankasi AS	1,700	8,521
Turkiye Is Bankasi	3,980	8,452
Turkiye Vakiflar Bankasi TAO	5,920	10,215
Ulker Biskuvi Sanayi AS	520	3,640
Yapi ve Kredi Bankasi AS	3,250	5,025
Yazicilar Holding AS	700	6,002

		$323,575

Security	Shares	Value
United Arab Emirates — 1.7%
Air Arabia (PJSC)	61,500	$26,638
Arabtec Holding (PJSC)(1)	18,624	11,498
DP World, Ltd.	1,500	30,049
Emaar Properties (PJSC)	15,477	32,568
First Gulf Bank (PJSC)	9,900	39,296
National Bank of Abu Dhabi (PJSC)	11,011	31,223

		$171,272

Total Common Stocks (identified cost $9,961,528)		$9,279,307

Equity-Linked Securities(3)(6) — 6.5%

Security	Maturity Date	Shares	Value
India — 6.5%
ACC, Ltd.	6/30/16	290	$6,869
Adani Ports and Special Economic Zone, Ltd.	3/10/16	1,890	9,586
Aditya Birla Nuvo, Ltd.	6/30/16	260	7,360
Ambuja Cements, Ltd.	10/30/15	1,660	6,177
Asian Paints, Ltd.	3/10/16	710	8,752
Axis Bank, Ltd.	3/10/16	400	3,667
Axis Bank, Ltd.	7/21/17	1,600	14,669
Bajaj Auto, Ltd.	11/16/15	320	11,607
Bank of Baroda	6/30/16	1,600	4,074
Bharat Petroleum Corp., Ltd.	6/30/16	490	6,524
Bharti Airtel, Ltd.	3/10/16	4,440	29,595
Cairn India, Ltd.	6/13/16	1,130	3,408
Cipla, Ltd.	3/10/16	1,530	15,586
Coal India, Ltd.	12/15/15	780	4,777
Dr. Reddy’s Laboratories, Ltd.	9/28/16	260	14,395
Federal Bank, Ltd.	6/30/16	2,660	5,953
GAIL India, Ltd.	3/10/16	1,830	11,145
HCL Technologies, Ltd.	9/15/16	1,320	20,895
HDFC Bank, Ltd.	3/10/16	953	18,361
Hero MotoCorp, Ltd.	12/15/15	310	13,093
Hindustan Unilever, Ltd.	3/10/16	1,730	23,289
Housing Development Finance Corp., Ltd.	3/10/16	1,069	20,694
ICICI Bank, Ltd.	8/1/16	3,850	19,129
Idea Cellular, Ltd.	3/10/16	4,850	13,156
IDFC, Ltd.	9/15/16	3,450	8,707
Indian Oil Corp., Ltd.	3/10/16	1,430	7,977
IndusInd Bank, Ltd.	3/10/16	810	11,087
ITC, Ltd.	9/15/16	4,700	24,077
Jindal Steel & Power, Ltd.	3/10/16	1,260	2,361
JSW Steel, Ltd.	6/30/16	190	2,727
Kotak Mahindra Bank, Ltd.	9/15/16	690	15,121
Larsen & Toubro, Ltd.	6/30/16	530	13,733
NMDC, Ltd.	12/15/15	2,530	5,113
NTPC, Ltd.	3/10/16	8,300	17,750
Oil & Natural Gas Corp., Ltd.	3/10/16	2,860	14,774
Oil India, Ltd.	3/10/16	670	4,879
Piramal Enterprises, Ltd.	3/10/16	910	13,318
Power Finance Corp.	8/1/16	1,380	5,892
Power Grid Corp. of India, Ltd.	3/10/16	6,680	15,033
Punj Lloyd, Ltd.	6/30/16	13,560	5,256
Reliance Communications, Ltd.	3/10/16	3,990	4,253
Reliance Infrastructure, Ltd.	3/10/16	1,080	6,924
Sesa Sterlite, Ltd.	6/30/16	2,125	6,538
Shriram Transport Finance Co., Ltd.	6/30/16	520	6,707
Steel Authority of India, Ltd.	6/30/16	2,840	2,931

Security	Maturity Date	Shares	Value
Sun Pharmaceuticals Industries, Ltd.	3/10/16	2,000	$30,261
Tata Consultancy Services, Ltd.	9/15/16	1,370	56,007
Tata Motors, Ltd.	9/28/16	2,004	15,117
Tata Power Co., Ltd.	3/10/16	6,213	7,254
Tata Steel, Ltd.	6/30/16	430	2,212
Tech Mahindra, Ltd.	7/5/16	920	7,988
UltraTech Cement, Ltd.	3/10/16	170	7,922
United Spirits, Ltd.	9/15/16	360	20,503
Wipro, Ltd.	9/15/16	1,320	11,612

Total Equity-Linked Securities (identified cost $481,202)			$646,795

Warrants — 0.0%(7)

Security		Shares	Value
Minor International PCL, Exp. 11/3/17, Strike THB 40.00(1)		455	$57

Total Warrants (identified cost $0)			$57

Short-Term Investments — 0.5%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(8)		$47	$47,327

Total Short-Term Investments (identified cost $47,327)			$47,327

Total Investments — 100.0% (identified cost $10,490,057)			$9,973,486

Other Assets, Less Liabilities — (0.0)%(7)			$(1,119)

Net Assets — 100.0%			$9,972,367

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

THB	-	Thai Baht

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2015, the aggregate value of these securities is $682,167 or 6.8% of the Fund’s net assets.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At May 31, 2015, the aggregate value of these securities is $167,892 or 1.7% of the Fund’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)	Amount is less than 0.05% or (0.05)%, as applicable.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2015 was $54.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	22.2%	$2,216,147
Hong Kong Dollar	11.1	1,102,530
New Taiwan Dollar	8.2	821,893
South Korean Won	7.2	714,888
South African Rand	7.0	695,419
Brazilian Real	4.9	492,455
Mexican Peso	4.1	411,910
Indonesian Rupiah	3.8	378,236
Philippine Peso	3.5	353,784
Thai Baht	3.3	329,031
New Turkish Lira	3.2	323,575
Polish Zloty	3.2	317,399
Malaysian Ringgit	3.2	314,701
Chilean Peso	2.1	207,865
Russian Ruble	1.8	181,348
Qatari Riyal	1.7	170,782
Hungarian Forint	1.7	164,675
Kuwaiti Dinar	1.5	153,954
Czech Koruna	1.4	144,106
United Arab Emirates Dirham	1.4	141,223
Euro	1.3	122,772
Colombian Peso	1.1	110,876
Other currency, less than 1% each	1.1	103,917

Total Investments	100.0%	$9,973,486

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	23.4%	$2,336,838
Information Technology	10.3	1,032,533
Energy	10.2	1,022,163
Telecommunication Services	10.2	1,014,623
Materials	9.6	958,339
Industrials	9.4	934,993
Consumer Staples	9.4	933,197
Consumer Discretionary	8.8	880,608
Utilities	5.6	555,503
Health Care	2.6	257,362
Short-Term Investments	0.5	47,327

Total Investments	100.0%	$9,973,486

The Fund did not have any open financial instruments at May 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,504,808

Gross unrealized appreciation	$1,016,545
Gross unrealized depreciation	(1,547,867)

Net unrealized depreciation	$(531,322)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3**	Total
Common Stocks
Asia/Pacific	$163,410	$4,108,457		$6,370	$4,278,237
Emerging Europe	87,123	1,809,928		—	1,897,051
Latin America	1,912,592	—		—	1,912,592
Middle East/Africa	—	1,191,427		—	1,191,427
Total Common Stocks	$2,163,125	$7,109,812	*	$6,370	$9,279,307
Equity-Linked Securities	$—	$646,795		$—	$646,795
Warrants	57	—		—	57
Short-Term Investments	—	47,327		—	47,327
Total Investments	$2,163,182	$7,803,934		$6,370	$9,973,486

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended May 31, 2015 is not presented. At May 31, 2015, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 27, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 27, 2015